SHORT-TERM LOAN- Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Interest rate	2.75%
Borrowing term	1 year	1 year
Interest expenses	¥ 13,806	$ 2,166	¥ 11,830
Bank Time Deposits
Short-term Debt [Line Items]
Time deposits	¥ 100,000